Subsequent Events (Details Textual)	Apr. 07, 2017 USD ($)	Mar. 08, 2017 USD ($) bed	May 01, 2017 USD ($)	Apr. 30, 2017 USD ($)	Apr. 06, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jan. 10, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 08, 2016	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)
SUBSEQUENT EVENTS
Escalation percentage through initial term, as a percent						0.03		0.03
Escalation percentage per renewal (percentage)						0.01
Debt instrument, face amount											$ 6,400,000
Fixed interest rate (percentage)											18.00%
Line of credit, maximum borrowing												$ 8,800,000
Current debt						$ 6,900,000
Loan receivable, fixed interest rate (percentage)						13.50%
Long-term debt						$ 74,120,000		$ 82,357,000		$ 125,676,000
Convertible Subordinated Notes Due April 30, 2017 (Convertible Notes)
SUBSEQUENT EVENTS
Fixed interest rate (percentage)									10.00%
Convertible Subordinated Notes Due April 30, 2017 (Convertible Notes) | Subsequent Event
SUBSEQUENT EVENTS
Long-term debt				$ 1,000,000			$ 1,000,000
Secured Debt | Medowood | Subsequent Event
SUBSEQUENT EVENTS
Debt instrument, face amount			$ 4,100,000
Fixed interest rate (percentage)			4.50%
Meadowood Retirement Village
SUBSEQUENT EVENTS
Number of units in facilities acquired | bed		106
Payments to acquire businesses		$ 5,500,000
Term of lease (years)		13 years
Renewal option		5 years
Base rent per month		$ 37,500
Escalation percentage through initial term, as a percent		0.02
Escalation percentage per renewal (percentage)		0.025
Meadowood Retirement Village | Subsequent Event
SUBSEQUENT EVENTS
Number of units in facilities acquired | bed		106
Payments to acquire businesses		$ 5,500,000
Term of lease (years)		13 years
Renewal option		5 years
Base rent per month		$ 37,500
Escalation percentage through initial term, as a percent		0.02
Escalation percentage per renewal (percentage)		0.025
Meadowood Retirement Village | Coosa
SUBSEQUENT EVENTS
Number of units in facilities acquired | bed		124
Variable Interest Entity, Not Primary Beneficiary | Peach Health Care
SUBSEQUENT EVENTS
Fixed interest rate (percentage)						13.50%
Current debt								$ 2,500,000
Loan receivable, fixed interest rate (percentage)								13.50%
Variable Interest Entity, Not Primary Beneficiary | Peach Health Care | Subsequent Event
SUBSEQUENT EVENTS
Current debt	$ 840,217				$ 2,500,000
Loan receivable, fixed interest rate (percentage)	13.50%
Debt instrument, interest rate, increase (decrease), (percentage)	1.00%
Peach Health Credit Facility Amended | Variable Interest Entity, Not Primary Beneficiary | Peach Health Care | Line of Credit | Subsequent Event
SUBSEQUENT EVENTS
Line of credit, maximum borrowing					$ 1,000,000